INVENTORY (Tables)	9 Months Ended
Sep. 30, 2022
Schedule Of Inventory
	September 30, 2022	December 31, 2021
Process material stockpiles	$1,661	$1,083
Concentrate inventory	3,263	2,467
Materials and supplies	2,249	1,629
	$7,173	$5,179